FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$445	$445
Accounts receivable and other (current and non-current)	—	441	441
Financial assets(1)	97	—	97
Due from Brookfield Infrastructure	—	566	566
Total	$97	$1,452	$1,549

Financial liabilities
Accounts payable and other (current and non-current)	$—	$589	$589
Non-recourse borrowings (current and non-current)	—	4,577	4,577
Exchangeable and class B shares(2)	—	3,426	3,426
Financial liabilities(1)	72	—	72
Loans payable to Brookfield Infrastructure	—	26	26
Total	$72	$8,618	$8,690

(1)Derivative instruments which are elected for hedge accounting totaling $97 million are included in financial assets and $72 million are included in financial liabilities.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 19, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2021:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$469	$469
Accounts receivable and other (current and non-current)	—	402	402
Financial assets(1)	30	—	30
Due from Brookfield Infrastructure	—	1,093	1,093
Total	$30	$1,964	$1,994

Financial liabilities
Accounts payable and other (current and non-current)	$—	$416	$416
Non-recourse borrowings	—	3,556	3,556
Exchangeable and class B shares(2)	—	4,466	4,466
Financial liabilities(1)	—	995	995
Loans payable to Brookfield Infrastructure	—	131	131
Total	$—	$9,564	$9,564

(1)Derivative instruments which are elected for hedge accounting totaling $30 million are included in financial assets and $nil are included in financial liabilities.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 19, Equity.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$445	$445
Accounts receivable and other (current and non-current)	—	441	441
Financial assets(1)	97	—	97
Due from Brookfield Infrastructure	—	566	566
Total	$97	$1,452	$1,549

Financial liabilities
Accounts payable and other (current and non-current)	$—	$589	$589
Non-recourse borrowings (current and non-current)	—	4,577	4,577
Exchangeable and class B shares(2)	—	3,426	3,426
Financial liabilities(1)	72	—	72
Loans payable to Brookfield Infrastructure	—	26	26
Total	$72	$8,618	$8,690

(1)Derivative instruments which are elected for hedge accounting totaling $97 million are included in financial assets and $72 million are included in financial liabilities.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 19, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2021:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$469	$469
Accounts receivable and other (current and non-current)	—	402	402
Financial assets(1)	30	—	30
Due from Brookfield Infrastructure	—	1,093	1,093
Total	$30	$1,964	$1,994

Financial liabilities
Accounts payable and other (current and non-current)	$—	$416	$416
Non-recourse borrowings	—	3,556	3,556
Exchangeable and class B shares(2)	—	4,466	4,466
Financial liabilities(1)	—	995	995
Loans payable to Brookfield Infrastructure	—	131	131
Total	$—	$9,564	$9,564

(1)Derivative instruments which are elected for hedge accounting totaling $30 million are included in financial assets and $nil are included in financial liabilities.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 19, Equity.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at December 31, 2022 and December 31, 2021:

	Dec. 31, 2022		Dec. 31, 2021
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$445	$445	$469	$469
Accounts receivable and other	441	441	402	402
Financial assets	97	97	30	30
Due from Brookfield Infrastructure	566	566	1,093	1,093
Total	$1,549	$1,549	$1,994	$1,994

	Dec. 31, 2022		Dec. 31, 2021
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Accounts payable and other (current and non-current)	$589	$589	$416	$416
Non-recourse borrowings (current and non-current)(1)	4,577	4,303	3,556	3,627
Exchangeable and class B shares(2)	3,426	3,426	4,466	4,466
Financial liabilities	72	72	995	995
Loans payable to Brookfield Infrastructure	26	26	131	131
Total	$8,690	$8,416	$9,564	$9,635

(1)Non-recourse borrowings are classified under level 2 of the fair value hierarchy. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity.
The following table summarizes the valuation techniques and significant inputs for our company’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2022	Dec. 31, 2021
Interest rate swaps & other	Level 2(1)
Financial assets		$97	$30
Financial liabilities		72	—

(1)Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at December 31, 2022 and December 31, 2021:

	Dec. 31, 2022		Dec. 31, 2021
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$445	$445	$469	$469
Accounts receivable and other	441	441	402	402
Financial assets	97	97	30	30
Due from Brookfield Infrastructure	566	566	1,093	1,093
Total	$1,549	$1,549	$1,994	$1,994

	Dec. 31, 2022		Dec. 31, 2021
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Accounts payable and other (current and non-current)	$589	$589	$416	$416
Non-recourse borrowings (current and non-current)(1)	4,577	4,303	3,556	3,627
Exchangeable and class B shares(2)	3,426	3,426	4,466	4,466
Financial liabilities	72	72	995	995
Loans payable to Brookfield Infrastructure	26	26	131	131
Total	$8,690	$8,416	$9,564	$9,635

(1)Non-recourse borrowings are classified under level 2 of the fair value hierarchy. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity.
The following table summarizes the valuation techniques and significant inputs for our company’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2022	Dec. 31, 2021
Interest rate swaps & other	Level 2(1)
Financial assets		$97	$30
Financial liabilities		72	—

(1)Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.